Report of the directors financial review risk report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) economic_scenario	Dec. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Number of economic scenarios to calculate ECL | economic_scenario	5
Number of standard economic scenarios to calculate ECL | economic_scenario	4
Number of economic scenarios drawn from consensus forecasts and distributional estimates | economic_scenario	3
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 0.6
Allowance for ECL | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.1
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(0.8)	$ (1.2)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (0.4)	$ (0.5)